Note 13 - Retirement and Pension Plans (Details) - Net Periodic Pension Cost In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Net Periodic Pension Cost [Abstract]
Service cost	$ 5,269	¥ 542,584	¥ 479,158	¥ 467,583
Interest cost	441	45,418	46,975	48,335
Expected return on plan assets	(470)	(48,303)	(29,796)	(27,086)
Amortization of transition obligation	4	369	369	369
Other				(12,632)
Net periodic pension cost	$ 5,244	¥ 540,068	¥ 496,706	¥ 476,569